Shareholder Report, Line Graph (Details) 74300184500_Putnam VT Emerging Markets Equity Fund_Class IA_TSR Annual {Class IA} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name											Class IA
Accumulated Value	$ 15,030	$ 12,939	$ 11,591	$ 15,930	$ 16,590	$ 12,936	$ 10,331	$ 12,662	$ 9,354	$ 10,000	$ 20,214
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	16,945	16,056	13,887	16,533	15,334	13,857	11,404	13,291	10,450	10,000	$ 22,432
Putnam VT Emerging Markets Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam VT Emerging Markets Equity Linked Benchmark
Accumulated Value	16,184	15,054	13,707	17,153	17,601	13,930	10,891	12,494	9,696	10,000	$ 21,616
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 16,799	$ 15,626	$ 14,228	$ 17,805	$ 18,270	$ 15,443	$ 13,040	$ 15,264	$ 11,119	$ 10,000	$ 22,438